CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 29, 2019	Jun. 16, 2014	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 302.0	$ 356.5
Reversal/(Impairment) of non-operating mining properties			153.0	99.6	[1]
Property, plant and equipment			6,696.4	7,153.2	[1]
Interest and penalties			35.8	62.6
Inventory write-down			$ (13.8)	11.2
Planned output and design capacity measures			70.00%
Gualcamayo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 75.0	356.5
Reversal/(Impairment) of non-operating mining properties			75.0	99.6
Capitalized stripping costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			257.5	355.6		$ 285.3
Accumulated depreciation
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			$ (5,766.9)	$ (6,283.9)		$ (7,021.3)
Canadian Malartic
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%	50.00%

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.